Subsequent Events - Additional Information (Detail) (Series A preferred stock and convertible accrued dividends, USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 31, 2012 Subsequent Event	Oct. 02, 2012 Subsequent Event
Subsequent Event [Line Items]
Gross proceeds			$ 40,000,000
Estimated stock issuance cost		650,000
Gross proceeds value of each unit of share			$ 40.00
Warrants to purchase additional shares.			300,000
No of preferred stock and warrants			1,000,000
Initial conversion price	$ 2.91
Initial conversion price subjected to adjustment one	$ 3.16
Initial conversion price subjected to adjustment two	$ 2.66
Preferred stock converted to common stock per share	$ 10.00
Proceeds from issuance of preferred stock	$ 30,000,000
Proportion of each unit of shares			0.30
Exercise price of warrants	$ 44.00